Business Combination and Acquisitions - Summary of Fair Value of Intangible Assets (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 04, 2021	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Business Acquisition [Line Items]
Definite-lived intangible assets	$ 720,000
Total intangible assets	$ 830,000
Customer Relationships
Business Acquisition [Line Items]
Definite-lived intangible assets, Weighted Average Useful Lives	20 years	20 years	20 years	12 years 9 months 18 days
Definite-lived intangible assets	$ 300,000
Technology
Business Acquisition [Line Items]
Definite-lived intangible assets, Weighted Average Useful Lives	8 years 6 months	8 years 6 months	8 years 6 months	6 years 6 months
Definite-lived intangible assets	$ 370,000
Content Library
Business Acquisition [Line Items]
Definite-lived intangible assets, Weighted Average Useful Lives	10 years	10 years	10 years	10 years
Definite-lived intangible assets	$ 50,000
Trademark / Trade name
Business Acquisition [Line Items]
Indefinite-lived intangible assets	Indefinite	Indefinite	Indefinite	Indefinite
Indefinite-lived intangible assets	$ 110,000